REVENUE INFORMATION - Deferred revenue (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
REVENUE INFORMATION
Total	$ 1,311,196	$ 1,328,405		$ 712,702	$ 41,765
Wallet
REVENUE INFORMATION
Total	$ 1,133,492	1,127,105	$ 771,674	675,014	$ 41,765	$ 0
Other
REVENUE INFORMATION
Total		$ 201,300		$ 37,688